Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories

3. Inventories

Inventories consisted of the following:

	December 31, 2015	December 31, 2014
Finished goods of non-contact thermometers	$14,965	$—
Materials inventory	966,162	—
Mobile vehicle inventory	787,318	—
	$1,768,445	$—